Note 12 - Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
1
2
. SEGMENTS

The Company's reportable segments consist of
three
types of commercial real estate properties for which the Company's decision-makers internally evaluate operating performance and financial results: Office/Industrial Properties, Model Home Properties and Retail Properties. The Company also has certain corporate-level activities including accounting, finance, legal administration and management information systems which are not
considered separate operating segments. The accounting policies of the reportable segments are the same as those described in Note
2.
 There is
no
inter segment activity.

The Company evaluates the performance of its segments based upon net operating income (“NOI”), which is a non-GAAP supplemental financial measure. The Company defines NOI for its segments as operating revenues (rental income, tenant reimbursements and other operating income) less property and related expenses (property operating expenses, real estate taxes, insurance, asset management fees, impairments and provision for bad debt). NOI excludes certain items that are not
considered to be controllable in connection with the management of an asset such as non-property income and expenses, depreciation and amortization, real estate acquisition fees and expenses and corporate general and administrative expenses. The Company uses NOI to evaluate the operating performance of the Company's real estate investments and to make decisions about resource allocations.

The following tables reconcile the Company's segment activity to its results of operations and financial position as of and for the three
and
six
months ended
June 30, 2020:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Office/Industrial Properties:
Rental, fees and other income	$4,198,849	$5,496,096	$9,183,790	$10,950,249
Property and related expenses	(1,657,836)	(2,299,126)	(3,673,459)	(4,803,914)
Net operating income, as defined	2,541,013	3,196,970	5,510,331	6,146,335
Model Home Properties:
Rental, fees and other income	1,093,015	1,001,918	2,209,745	2,083,602
Property and related expenses	(55,531)	(48,187)	(101,791)	(98,609)
Net operating income, as defined	1,037,484	953,731	2,107,954	1,984,993
Retail Properties:
Rental, fees and other income	829,540	622,973	1,757,020	1,266,400
Property and related expenses	(1,132,142)	(178,689)	(1,451,350)	(387,029)
Net operating (loss) income, as defined	(302,602)	444,284	305,670	879,371
Reconciliation to net loss:
Total net operating income, as defined, for reportable segments	3,275,895	4,594,985	7,923,955	9,010,699
General and administrative expenses	(1,278,971)	(1,419,668)	(2,630,316)	(3,180,371)
Depreciation and amortization	(1,622,230)	(1,749,113)	(3,196,756)	(3,959,194)
Interest expense	(2,273,355)	(2,491,870)	(4,827,202)	(5,037,073)
Other income (expense), net	8,400	4,409	1,405	9,933
Income tax expense	(51,369)	(191,809)	(135,000)	(273,239)
Gain on sale of real estate	334,096	176,392	324,261	1,390,634
Net loss	$(1,607,534)	$(1,076,674)	$(2,539,653)	$(2,038,611)

Assets by Reportable Segment:	June 30, 2020	December 31, 2019
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$103,838,473	$126,421,648
Total assets (2)	$103,584,934	$131,180,612
Model Home Properties:
Land, buildings and improvements, net (1)	$47,369,007	$48,466,371
Total assets (2)	$50,721,230	$51,389,400
Retail Properties:
Land, buildings and improvements, net (1)	$25,226,109	$25,318,601
Total assets (2)	$26,493,119	$26,588,254
Reconciliation to Total Assets:
Total assets for reportable segments	$180,799,283	$209,158,266
Other unallocated assets:
Cash, cash equivalents and restricted cash	2,023,182	1,591,041
Other assets, net	11,398,663	10,035,101
Total Assets	$194,221,128	$220,784,408

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.
(2)
Includes land, buildings and improvements, cash, cash equivalents, and restricted cash, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

Capital Expenditures by Reportable Segment	For the Six Months Ended June 30,
Office/Industrial Properties:
Capital expenditures and tenant improvements	$2,374,260	$4,645,667
Model Home Properties:
Acquisition of operating properties	6,292,383	6,116,035
Retail Properties:
Capital expenditures and tenant improvements	8,176	15,250
Totals:
Acquisition of operating properties, net	6,292,383	6,116,035
Capital expenditures and tenant improvements	2,382,436	4,660,917
Total real estate investments	$8,674,819	$10,776,952

14.
 SEGMENTS

The Company's reportable segments consist of the
three
types of commercial real estate properties for which the Company's decision-makers internally evaluate operating performance and financial results: Office/Industrial Properties, Model Homes and Retail Properties. The Company also has certain corporate level activities including accounting, finance, legal administration and management information systems which are not
considered separate operating segments. The accounting policies of the reportable segments are the same as those described in Note
2.
 There is
no
significant intersegment activity.

The Company evaluates the performance of its segments based upon net operating income (“NOI”), which is a non-GAAP supplemental financial measure. The Company defines NOI for its segments as operating revenues (rental income, tenant reimbursements and other operating income) less property and related expenses (property operating expenses, real estate taxes, insurance, asset management fees, impairments and provision for bad debt) excluding interest expense. NOI excludes certain items that are not
considered to be controllable in connection with the management of an asset such as non-property income and expenses, depreciation and amortization, real estate acquisition fees and expenses and corporate general and administrative expenses. The Company uses NOI to evaluate the operating performance of the Company's real estate investments and to make decisions about resource allocations.

The following tables reconcile the Company's segment activity to its results of operations and financial position as of and for the years ended
December
31,
2019
and
2018,
respectively.

	For the Year Ended December 31,
	2019	2018
Office/Industrial Properties:
Rental income	$21,490,215	$24,037,363
Property and related expenses	(9,317,720)	(9,494,885)
Net operating income, as defined	12,172,495	14,542,478
Model Home Properties:
Rental income	4,194,489	4,642,159
Property and related expenses	(193,367)	(174,238)
Net operating income, as defined	4,001,122	4,467,921
Retail Properties:
Rental income	2,956,407	3,664,491
Property and related expenses	(899,487)	(1,217,596)
Net operating income, as defined	2,056,920	2,446,895
Reconciliation to net income:
Total net operating income, as defined, for reportable segments	18,230,537	21,457,294
General and administrative expenses	(5,268,315)	(4,532,703)
Depreciation and amortization	(7,364,688)	(9,101,605)
Interest expense	(10,649,646)	(13,041,016)
Interest income	141,306	55,909
Gain on sale of real estate	6,319,272	12,200,138
Deferred offering cost	—	(1,507,599)
Impairment of real estate	—	(532,951)
Acquisition costs	(24,269)	(26,177)
Income tax expense	(611,263)	(518,567)
Net income	$772,934	$4,452,723

Assets by Reportable Segment:	December 31, 2019	December 31, 2018
Office/Industrial Properties:
Land, buildings and improvements, net (1)	$126,421,648	$138,694,773
Total assets (2)	$131,180,612	$143,620,315
Model Home Properties:
Land, buildings and improvements, net (1)	$48,466,371	$48,762,869
Total assets (2)	$51,389,400	$48,864,060
Retail Properties:
Land, buildings and improvements, net (1)	$25,318,601	$23,650,423
Total assets (2)	$26,588,254	$27,702,384
Reconciliation to Total Assets:
Total assets for reportable segments	$209,158,266	$220,186,759
Other unallocated assets:
Cash and cash equivalents	10,391,275	9,776,215
Other assets, net	1,234,867	3,087,066
Total Assets	$220,784,408	$233,050,040

(1)	Includes lease intangibles and the land purchase option related to property acquisitions.
(2)	Includes land, buildings and improvements, current receivables, deferred rent receivables and deferred leasing costs and other related intangible assets, all shown on a net basis.

Capital Expenditures by Reportable Segment

	For the Year Ended December 31,
	2019	2018
Office/Industrial Properties:
Capital expenditures and tenant improvements	$6,373,464	$3,340,023
Model Home Properties:
Acquisition of operating properties	13,037,562	17,326,915
Retail Properties:
Capital expenditures and tenant improvements	20,247	19,260
Totals:
Acquisition of operating properties, net	13,037,562	17,326,915
Capital expenditures and tenant improvements	6,393,711	3,359,283
Total real estate investments	$19,431,273	$20,686,198